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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from May 1, 2017  through  May 31, 2017

333-183223-12

(Commission File Number of issuing entity)

0001649450

(Central Index Key Number of issuing entity)

Honda Auto Receivables 2015-3 Owner Trust

(Exact name of issuing entity as specified in its charter)

333-183223

(Commission File Number of depositor)

0000890975

(Central Index Key Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

0000864270

(Central Index Key Number of sponsor)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Martin Saucedo, Phone: (310) 972-2511

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	47-7149766
(State or other jurisdiction of organization of the issuing entity)	(I.R.S Employer Identification No.)

c/o American Honda Receivables LLC	90503
20800 Madrona Avenue	(Zip Code)
Torrance, CA
(Address of principal executive offices of the issuing entity)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2015-3 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the June 19, 2017 distribution date, attached as Exhibit 99.1.

The securitizer reports that, with respect to the receivables that comprise the assets of the Honda Auto Receivables 2015-3 Owner Trust, there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period May 1, 2017  through  May 31, 2017. The securitizer filed its most recent Form ABS-15G on February 1, 2017. The CIK number of the securitizer is 0000864270.

Item 1A. Asset-Level Information.

None

Item 1B. Asset Representation Reviewer and Investor Communication Information.

None

PART II – OTHER INFORMATION

Item 2.  Legal Proceedings.

None

Item 3.  Sales of Securities and Use of Proceeds.

None

Item 4.  Defaults Upon Senior Securities.

None

Item 5.  Submission of Matters to a Vote of Security Holders.

None

Item 6.  Significant Obligors of Pool Assets.

None

Item 7. Changes in Sponsor Interest in the Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits.

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2015-3 Owner Trust

By: American Honda Finance Corporation, as Servicer

By:	/s/ Shinji Kubaru
Shinji Kubaru
Vice President & Treasurer

Date: June 19, 2017

EXHIBIT INDEX

Exhibit	Description
99.1	Servicer’s Certificate and Monthly Servicer Report for June 19, 2017 distribution date.